REAL ESTATE-RELATED SECURITIES - Activity for the Real Estate-Related Securities (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Amortized Cost Basis
Real estate-related securities as of January 1, 2021		$ 37,047
Capitalized interest income on real estate-related securities	$ 435,000	0
Real estate-related securities as of June 30, 2021	39,520	39,520	$ 37,047
Unrealized Gain
Real estate-related securities as of January 1, 2021		1,147
Real estate-related securities as of June 30, 2021	2,551	2,551	1,147
Fair Value
Real estate-related securities as of January 1, 2021		38,194	0
Capitalized interest income on real estate-related securities	435,000	0
Real estate-related securities as of June 30, 2021	42,071	42,071	38,194
CMBS
Amortized Cost Basis
Real estate-related securities as of January 1, 2021		37,047	0
Face value of real estate-related securities acquired		34,491	91,440
Premiums and discounts on purchase of real estate-related securities, net of acquisition costs		(5,982)	(14,796)
Amortization of discount (premium) on real estate-related securities		525	57
Sale of real estate-related securities		(26,976)	(37,083)
Capitalized interest income on real estate-related securities		435
Principal payments received on real estate-related securities		(20)	(2,571)
Real estate-related securities as of June 30, 2021	39,520	39,520	37,047
Unrealized Gain
Real estate-related securities as of January 1, 2021		1,147	0
Unrealized gain on Sale of real estate-related securities		(648)	(510)
Unrealized gain on real estate-related securities	1,900	2,052	1,657
Real estate-related securities as of June 30, 2021	2,551	2,551	1,147
Fair Value
Real estate-related securities as of January 1, 2021		38,194	0
Face value of real estate-related securities acquired		34,491	91,440
Premiums and discounts on purchase of real estate-related securities, net of acquisition costs		(5,982)	(14,796)
Amortization of discount on real estate-related securities		525	57
Fair value of Sale of real estate-related securities		(27,624)	(37,593)
Capitalized interest income on real estate-related securities		435
Principal payments received on real estate-related securities		(20)	(2,571)
Unrealized gain on real estate-related securities	1,900	2,052	1,657
Real estate-related securities as of June 30, 2021	$ 42,071	$ 42,071	$ 38,194